SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Receivables (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Credit losses reserve to receivables from clients	$ 0	$ 0
Credit losses reserve to receivables from broker-dealers and clearing organization	0	0
Allowance on receivables from software licensing and related support services	$ 0	$ 0